Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of estimated useful lives of property, equipment and software

Category	Estimated useful life
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Schedule of estimated useful lives for the intangible assets

Category	Estimated useful life
Customer relationships	3 years
Trade names	10 years
Developed technology	7 years